GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange Rate [Line Items]
Israeli CPI Points	101.2	100.4	98.9
Israeli CPI Points, Change in period	0.8	1.5	(0.4)
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.748	3.467	3.845
Exchange rate, Change in period	8.10%	(0.10%)	(1.50%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.292	4.153	4.044
Exchange rate, Change in period	3.30%	2.70%	(4.80%)